Cover	Jan. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2024
Entity File Number	000-11777
Entity Registrant Name	DIRECT INVESTMENT HOLDINGS GROUP, INC.
Entity Central Index Key	0000726516
Entity Tax Identification Number	95-6799846
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	150 S. Pine Island Rd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33324
City Area Code	855
Local Phone Number	456-9782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	FEPI
Entity Emerging Growth Company	false